Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Sub Rental Income	$ 123,386	$ 75,061
Deferred income and sublease deposit	$ 14,168	$ 13,690